Share-based payments - Valuation of Options (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 EUR (€) Y	Dec. 31, 2019 EUR (€) Y € / shares	Dec. 31, 2018 EUR (€)
Options
Key assumptions used to derive other equity instruments value
Exercise price (USD) | $ / shares	$ 11.60
Share price at grant date (USD) | $ / shares	11.05
Volatility (%)		75.00%
Risk‑free interest rate (%)		0.80%
Dividend yield (%)		0.00%
Expected contractual life (years) | Y		10
Weighted average fair value (USD) | $ / shares	6.20
Performance Based RSUs
Key assumptions used to derive other equity instruments value
Share price at grant date (USD) | $ / shares	12.54
Volatility (%)		88.00%
Dividend yield (%)		0.00%
Weighted average fair value (USD) | $ / shares	8.23
Performance Based RSUs | Minimum
Key assumptions used to derive other equity instruments value
Risk‑free interest rate (%)		0.20%
Expected contractual life (years) | Y		12.08
Performance Based RSUs | Maximum
Key assumptions used to derive other equity instruments value
Risk‑free interest rate (%)		0.30%
Expected contractual life (years) | Y		13.08
Virtual share option program 2017 (Cash settled)
Expenses arising from share-based payment transactions
Expenses arising from cash-settled share-based payment transactions | €			€ 5,118	€ 4,079
Virtual share option program 2016 (Cash settled)
Expenses arising from share-based payment transactions
Expenses offset by replacement equity-settled share-based payment transactions | €			596	1,442
Equity share option 2017 and 2019
Expenses arising from share-based payment transactions
Expenses arising from cash-settled share-based payment transactions | €			5,714	5,521
Expenses arising from equity-settled share-based payment transactions | €		€ 5,658	704
Total expenses arising from share-based payment transactions | €		5,658	€ 6,418	€ 5,521
Equity share option 2017 (Equity settled)
Key assumptions used to derive the option value
Exercise price | € / shares			€ 0.12
Share price at grant date | € / shares			€ 12.58
Volatility (%)			70.00%
Risk-free interest rate (%)			(0.70%)
Dividend yield (%)			0.00%
Option term (years) | Y			10
Equity share option 2019 (Equity settled)
Key assumptions used to derive the option value
Exercise price | € / shares			€ 12.58
Share price at grant date | € / shares			€ 12.58
Volatility (%)			70.00%
Risk-free interest rate (%)			(0.70%)
Dividend yield (%)			0.00%
Option term (years) | Y			10
Expenses arising from share-based payment transactions
Expenses arising from equity-settled share-based payment transactions | €		€ 2,105	€ 704
2019 Plan
Key assumptions used to derive other equity instruments value
Exercise price (USD) | $ / shares	14.00
Share price at grant date (USD) | $ / shares	12.02
Volatility (%)		75.00%
Risk‑free interest rate (%)		1.00%
Dividend yield (%)		0.00%
Expected contractual life (years) | Y		8.9
Weighted average fair value (USD) | $ / shares	12.02
2019 Plan | Management board and employees
Expenses arising from share-based payment transactions
Expenses arising from equity-settled share-based payment transactions | €		€ 3,217
2019 Plan | New CEO
Expenses arising from share-based payment transactions
Expenses arising from equity-settled share-based payment transactions | €		269
2019 Plan | Supervisory board members
Expenses arising from share-based payment transactions
Expenses arising from equity-settled share-based payment transactions | €		€ 67
2019 Plan | RSUs
Key assumptions used to derive other equity instruments value
Weighted average fair value (USD) | $ / shares	$ 11.62